Shareholders' equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity
Shares outstanding	186,692,481	185,930,331
Proceeds from exercise of stock options	$ 4.2	$ 10.1
Proceeds from exercise of warrants		356.4
Common shares
Shareholders' equity
Shares issued	186,692,481
Shares outstanding	186,692,481
Shares, par value (dollars per share)	$ 0
Proceeds from exercise of stock options	$ 4.2	$ 10.1
Exercise of stock options	94,018	433,718
Vesting of restricted share units	52,882	50,393
Common shares issued from dividend reinvestment plan	615,250	575,553
Preferred shares
Shareholders' equity
Shares issued	0